UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2003
                                                ------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Ulysses Partners, L.P.
Address:             280 Park Avenue, 21st Floor, West Tower
                     New York, New York 10017

Form 13F File Number:  028-06862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Joshua Nash, Member of Joshua Nash LLC
                     -----------------------------------------
Title:               General Partner of Ulysses Partners, L.P.
                     -----------------------------------------
Phone:               212-455-6200
                     -----------------------------------------

Signature, Place, and Date of Signing:

 /s/  Joshua Nash            New York, New York             11/13/03
------------------------    -------------------     ----------------------------
     [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     -0-
                                              --------------------

Form 13F Information Table Entry Total:                57
                                              --------------------

Form 13F Information Table Value Total:        $   454,373       (in thousands)
                                              --------------------



List of Other Included managers:

           NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2003


                                                                                                                   ITEM 5:
                                                ITEM 2:               ITEM 3:              ITEM 4:                 Shares or
       ITEM 1:                                 Title of               Cusip                Fair                   Principal
    Name of Issuer                              Class                 Number           Market Value                Amount
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD.                                   CL A                 G1150G111         14,628,232               654,800 SHS
EVEREST RE GROUP LTD.                            COM                  G3223R108         20,563,776               273,600 SHS
NABORS INDUSTRIES                                SHS                  G6359F103          2,638,008                70,800 SHS
TRANSOCEAN                                       ORD                  G90078109          1,062,000                53,100 SHS
AOL TIME WARNER                                  COM                  00184A105         12,282,919               812,900 CALLS
ABITIBI CONSOLIDATED INC.                        COM                  003924107          3,920,000               560,000 SHS
AMERICREDIT                                      COM                  03060R101          2,176,390               211,300 CALLS
ANADARKO PETEROLEUM                              COM                  032511107         14,778,864               353,900 CALLS
ANGLOGOLD                                        SPONSORED ADR        035128206          2,639,000                70,000 CALLS
ARAMARK CORP                                     CLB                  038521100          5,316,372               212,400 SHS
ARRIS GROUP                                      COM                  04269Q100          1,628,400               283,200 SHS
AVANEX CORP.                                     COM                  05348W109            428,255                88,300 SHS
AVERY DENNISON                                   COM                  053611109          4,450,812                88,100 SHS
BRITISH PTLM PLC AM                              SPONSORED ADR        055622104          5,961,360               141,600 SHS
BRITISH PTLM PLC AM                              SPONSORED ADR        055622104          8,933,620               212,200 CALLS
BMC SOFTWARE                                     COM                  055921100          1,965,523               141,100 CALLS
BARRICK GOLD                                     COM                  067901108          4,999,365               265,500 CALLS
BOEING                                           COM                  097023105          4,850,829               141,300 SHS
BRISTL MYERS                                     COM                  110122108          4,541,820               177,000 CALLS
CSX CORP                                         COM                  126408103          1,553,175                53,100 SHS
CARDINAL HLTH                                    COM                  14149Y108          4,134,012                70,800 PUTS
CATERPILLAR                                      COM                  149123101          9,747,744               141,600 CALLS
COMMSCOPE                                        COM                  203372107          5,413,734               448,900 SHS
DADE BEHRING INC.                                COM                  23342J206          4,983,300               176,400 SHS
DEERE & CO.                                      COM                  244199105          5,645,529               105,900 SHS
DEERE & CO.                                      COM                  244199105          3,774,348                70,800 CALLS
DELTA AND PINE LAND CO.                          COM                  247357106          2,211,261                96,100 SHS
DIAMONDS TR                                      UNIT SER 1           252787106        164,840,100             1,770,000 PUTS
DIEBOLD,INC.                                     COM                  253651103          5,779,165               114,100 SHS
ELEC DATA                                        COM                  285661104          4,975,260               246,300 CALLS
FEDERAL HOME LOAN                                COM                  313400301          7,412,760               141,600 PUTS
FEDERAL NATL MTG ASSN                            COM                  313586109          7,455,240               106,200 PUTS
FOREST LABS                                      COM                  345838106          3,642,660                70,800 CALLS
GEMSTAR-TV GUIDE                                 COM                  36866W106          1,238,314               261,800 SHS
B.F. GOODRICH                                    COM                  382388106          4,271,088               176,200 SHS
GRAFTECH   INTL.                                 COM                  384313102          2,548,800               318,600 SHS
JOHN HANCOCK FINANCIAL                           COM                  41014S106         11,955,060               353,700 SHS
INSPIRE PHARMACEUTICALS                          COM                  457733103          3,642,139               210,650 SHS
MASSEY ENERGY CO.                                COM                  576206106            468,160                35,200 SHS
MICROSOFT                                        COM                  594918104          9,841,200               354,000 CALLS
MICRON TECH                                      COM                  595112103          5,683,370               423,500 CALLS
MURPHY OIL CORP.                                 COM                  626717102          4,159,500                70,800 SHS
NATIONWIDE FINCL SERVICES                        CL A                 638612101          2,218,872                70,800 SHS
NEWMONT MIN                                      COM                  651639106          2,771,481                70,900 CALLS
NOKIA CORP.                                      SPONSORED ADR        654902204          2,756,520               176,700 SHS
OIL SERVICE HOLDERS                              DEPOSTRY RCPT        678002106          5,109,120                88,700 SHS
PHARMA HOLDES                                    DEPOSTRY RCPT        71712A206          5,256,545                70,700 SHS
ST. JUDE MED                                     COM                  790849103         11,420,748               212,400 CALLS
SCHLUMBERGER                                     COM                  806857108          3,417,040                70,600 SHS
SELECTICA INC.                                   COM                  816288104            114,475                24,100 SHS
SWIFT TRANSPORTATION                             COM                  870756103          1,765,282                77,800 SHS
SYMBOL TECHNOLOGIES INC.                         COM                  871508107          2,930,140               245,200 SHS
TEXAS INSTR                                      COM                  882508104          4,842,720               212,400 CALLS
THREE COM CORP                                   COM                  885535104          1,673,712               283,200 SHS
UGC EUROPE INC                                   COM                  90268P102          9,752,085               186,002 SHS
UTD HLTHGROUP                                    COM                  91324P102          3,562,656                70,800 PUTS
WEBMD CORP                                       COM                  94769M105          3,639,965               406,700 SHS


                             ** TABLE CONTINUED **

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2003

                                                     ITEM 6:                                                ITEM 8:
                                              INVESTMENT DISCRETION                                 VOTING AUTHORITY SHARES
                                                     (b) Shares                    ITEM 7:
       ITEM 1:                                      as Defined      (c) Shared    Managers
    Name of Issuer                  (a) Sole       in Instr. V        Other     See Instr. V      (a) Sole     (b) Shared  (c) None
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD.                         X                                                             X
EVEREST RE GROUP LTD.                  X                                                             X
NABORS INDUSTRIES                      X                                                             X
TRANSOCEAN                             X                                                             X
AOL TIME WARNER                        X                                                             X
ABITIBI CONSOLIDATED INC.              X                                                             X
AMERICREDIT                            X                                                             X
ANADARKO PETEROLEUM                    X                                                             X
ANGLOGOLD                              X                                                             X
ARAMARK CORP                           X                                                             X
ARRIS GROUP                            X                                                             X
AVANEX CORP.                           X                                                             X
AVERY DENNISON                         X                                                             X
BRITISH PTLM PLC AM                    X                                                             X
BRITISH PTLM PLC AM                    X                                                             X
BMC SOFTWARE                           X                                                             X
BARRICK GOLD                           X                                                             X
BOEING                                 X                                                             X
BRISTL MYERS                           X                                                             X
CSX CORP                               X                                                             X
CARDINAL HLTH                          X                                                             X
CATERPILLAR                            X                                                             X
COMMSCOPE                              X                                                             X
DADE BEHRING INC.                      X                                                             X
DEERE & CO.                            X                                                             X
DEERE & CO.                            X                                                             X
DELTA AND PINE LAND CO.                X                                                             X
DIAMONDS TR                            X                                                             X
DIEBOLD,INC.                           X                                                             X
ELEC DATA                              X                                                             X
FEDERAL HOME LOAN                      X                                                             X
FEDERAL NATL MTG ASSN                  X                                                             X
FOREST LABS                            X                                                             X
GEMSTAR-TV GUIDE                       X                                                             X
B.F. GOODRICH                          X                                                             X
GRAFTECH   INTL.                       X                                                             X
JOHN HANCOCK FINANCIAL                 X                                                             X
INSPIRE PHARMACEUTICALS                X                                                             X
MASSEY ENERGY CO.                      X                                                             X
MICROSOFT                              X                                                             X
MICRON TECH                            X                                                             X
MURPHY OIL CORP.                       X                                                             X
NATIONWIDE FINCL SERVICES              X                                                             X
NEWMONT MIN                            X                                                             X
NOKIA CORP.                            X                                                             X
OIL SERVICE HOLDERS                    X                                                             X
PHARMA HOLDES                          X                                                             X
ST. JUDE MED                           X                                                             X
SCHLUMBERGER                           X                                                             X
SELECTICA INC.                         X                                                             X
SWIFT TRANSPORTATION                   X                                                             X
SYMBOL TECHNOLOGIES INC.               X                                                             X
TEXAS INSTR                            X                                                             X
THREE COM CORP                         X                                                             X
UGC EUROPE INC                         X                                                             X
UTD HLTHGROUP                          X                                                             X
WEBMD CORP                             X                                                             X




                              ** TABLE COMPLETE **